Federated Hermes International Growth Fund Investment Strategy - Class IS and R6 Shares [Member] - Federated Hermes International Growth Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective to provide long-term capital appreciation by investing primarily in a portfolio of equity securities that are tied economically to a number of countries throughout the world and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in equity securities of any market capitalization and issuers located or doing business throughout the world, including in both developed and developing or emerging markets. However, the Fund principally invests in companies with a market capitalization in excess of $500 million, and the Fund does not expect to make additional investments in developing or emerging markets if it would cause the Fund to have a greater than 10% overweight position to developing or emerging markets as compared to the exposure of the MSCI ACWI ex Growth USA Index to such markets. The Fund may make significant investments (e.g., more than 25% of the Fund’s portfolio) in issuers located or doing business in a single country. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks. The Fund may use closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index. Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivatives contracts will work as intended. Federated Global Investment Management Corp.’s (the “Adviser”) investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund’s assets, the Adviser also incorporates information on the economic and financial market conditions within each country. The Adviser’s proprietary quantitative model drives country allocation, while individual stocks are selected through a qualitative process that incorporates a multi-factor approach to find companies with sustainable growth characteristics. The Adviser seeks to control risk by seeking diversification across sectors and using both fundamental and statistical models to evaluate potential volatility. The Adviser’s portfolio construction process seeks to combine the best investment candidates within the Adviser’s recommended framework of country allocations. The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity.Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments.Growth investments are defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.